Cash and cash equivalents - In different currencies (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 HKD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		$ 170,726	¥ 1,113,988			¥ 135,544	¥ 68,168
RMB
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents			1,046,400			134,247
US$
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		$ 10,351	67,544		$ 184	1,284
Hong Kong dollars ("HK$")
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 52		¥ 44	$ 14		¥ 13